Loans payable - Non-controlling interest loans (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Loans payable
Non-controlling interest loans	$ 58,074	$ 63,174
Non-controlling interest loans
Loans payable
Non-controlling interest loans	$ 58,074	$ 63,174
Interest rate, compounded on a monthly basis	10.00%